REDEEMABLE PREFERRED SHARES - Extinguishment (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					4 Months Ended		12 Months Ended
	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) ¥ / shares shares	Aug. 31, 2014 $ / shares	Mar. 31, 2011 $ / shares	Mar. 31, 2011 ¥ / shares	Jan. 31, 2007 $ / shares	Jan. 31, 2007 ¥ / shares	Dec. 22, 2014 USD ($) item $ / shares shares	Dec. 22, 2014 CNY (¥) item ¥ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 22, 2014 CNY (¥)	Aug. 13, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
REDEEMABLE PREFERRED SHARES
Carrying amount | ¥										¥ 2,395,314
Shares issued										349,087,677
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Number of shares repurchased											75,049,170
Carrying amount | ¥										¥ 2,395,314	¥ 2,164,039			¥ 262,490
Shares exchanged								35,393,262	35,393,262
Series A
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	23,533,064	23,533,064									23,533,064
Carrying amount | ¥										107,428	¥ 97,274			198,434
Shares exchanged								10,081,891	10,081,891		10,081,891
Purchase price per share | (per share)						$ 0.3636	¥ 2.8279
Series A*
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	5,503,899	5,503,899									5,503,899
Carrying amount | ¥										39,575	¥ 39,575
Shares exchanged								1,729,161	1,729,161		1,729,161
Series B
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	8,413,412	8,413,412									8,413,412
Carrying amount | ¥										16,789	¥ 15,080			¥ 64,056
Shares exchanged								560,105	560,105		560,105
Purchase price per share | (per share)				$ 0.7792	¥ 5.1087
Series B1
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	13,209,358	13,209,358									13,209,358
Carrying amount | ¥										80,148	¥ 80,148
Shares exchanged											9,222,193
Series B2
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	9,964,954	9,964,954									9,964,954
Carrying amount | ¥										67,419	¥ 67,419
Shares exchanged											5,217,820
Series B3
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	5,463,340	5,463,340									5,463,340
Shares exchanged											8,582,092
Series B4
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	8,961,143	8,961,143									8,961,143
Carrying amount | ¥										87,477	¥ 87,477
Series B5
REDEEMABLE PREFERRED SHARES
Difference between repurchase price or fair value and carrying amount								$ 4,812	¥ 29,615
Carrying amount | ¥										258,038	¥ 229,683
Shares exchanged											(35,393,262)
Number of shares sold by holders								35,393,262	35,393,262
Purchase price per share | (per share)								$ 1.0365	¥ 6.3779
Total cash consideration								$ 36,685	¥ 225,198
Number of investor | item								1	1
Series C
REDEEMABLE PREFERRED SHARES
Minimum holding of issued share capital	40.00%	40.00%
Carrying amount | ¥										1,738,440	¥ 1,547,383
Purchase price per share | (per share)	$ 1.0365	¥ 6.3779	$ 1.036522
Total cash consideration	$ 247,238	¥ 1,521,295
Exchanged Shares
REDEEMABLE PREFERRED SHARES
Carrying amount								$ 31,873				¥ 195,583
Series A, Series A*, Series B, Series B1, Series B2, Series B3 and Series B4
REDEEMABLE PREFERRED SHARES
Repurchase price per share | (per share)	$ 1.0365	¥ 6.3779
Repurchase cash consideration	$ 77,790	¥ 478,666
Amount paid for shares repurchased | ¥										¥ 23,300	¥ 455,366
Difference between repurchase price or fair value and carrying amount	12,497	¥ 76,900
Carrying amount	$ 65,293												¥ 401,766
Series B*
REDEEMABLE PREFERRED SHARES
Shares exchanged								23,022,105	23,022,105